MERRILL LYNCH
                                                              MUNICIPAL
                                                              INTERMEDIATE
                                                              TERM FUND

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              April 30, 2000

                                  MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND
Officers and
Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
William R. Bock, Vice President
Kenneth A. Jacob, Vice President
Donald C. Burke, Vice President and Treasurer
William E. Zitelli, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

DEAR SHAREHOLDER

The Municipal Market Environment

From October 1999 through mid-January 2000, fixed-income bond yields rose steadily higher. US economic growth, in part intensified by Year 2000 preparations, grew at a 7.3% rate in the fourth quarter of 1999 and at a 4.2% annual rate for all of 1999. Initial estimates for the first quarter of 2000 were reported at 5.4%. However, despite these significant growth rates, no price measure indicator has shown any considerable signs of future price pressures at the consumer level, despite the lowest unemployment rates since January 1970. Given no signs of an economic slowdown, the Federal Reserve Board continued to raise short-term interest rates in November 1999 and again in February and March 2000. In each instance, the Federal Reserve Board cited both the continued growth of US employment and the impressive strength of the US equity markets as reasons for attempting to moderate US economic growth before inflationary price increases are realized. By mid-January 2000, US Treasury bond yields rose 60 basis points (0.60%) to 6.75%. Similarly, as measured by the Bond Buyer Revenue Bond Index, long-term tax-exempt bond yields rose approximately 20 basis points to 6.35%.

Since mid-January, fixed-income markets have largely ignored strong economic fundamentals and concentrated on positive technical supply factors. Declining bond issuance, both current, and more importantly, expected future issuance, helped push bond yields lower from mid-January to mid-April 2000. In late January and early February 2000, the US Treasury announced its intention to reduce the number of issues to be auctioned in the quarterly Treasury note and bond auctions. Furthermore, budgetary surpluses would allow the US Treasury to repurchase outstanding, higher-couponed Treasury issues, primarily in the 15-year and longer-term maturity sectors. Both these actions would result in a significant reduction in the outstanding supply of long-term US Treasury debt. Domestic and international investors quickly began to accumulate what was expected to become a scarce commodity and bond prices quickly rose.

By mid-April 2000, US Treasury bond yields had declined over 100 basis points to 5.67%. However, bond yields rose somewhat during the last two weeks of the period as economic statistics were released, indicating that the economic strength seen in late 1999 was continuing into early 2000. The decline in long-term US Treasury bond yields resulted in an inverted taxable yield curve as short-term and intermediate-term interest rates have not fallen proportionately since the Federal Reserve Board is expected to continue to raise short-term interest rates. The current inversion has had much more to do with debt reduction and Treasury buybacks than with investor expectations of slower economic growth. Over the last six months, long-term US Treasury bond yields have fallen almost 20 basis points to close the six-month period ended April 30, 2000 at 5.96%.

Tax-exempt bond yields have also declined in recent months. The decline has largely been in response to the rally in US Treasury securities, as well as a continued positive technical supply environment. States such as California and Maryland have announced that their large current and anticipated future budget surpluses will permit the cancellation or postponement of expected bond issuance. Additionally, some issuers have also initiated tenders to repurchase existing debt, reducing the supply of tax-exempt bonds in the secondary market as well. Since their recent peak in January 2000, long-term municipal bond yields declined over 25 basis points to finish the six-month period ended April 30, 2000 at 6.07%. During the last six months, municipal bond yields declined just 10 basis points overall.

The relative underperformance of the municipal bond market in recent months has been especially disappointing given the strong technical position the tax-exempt bond market enjoyed. The issuance of long-term tax-exempt securities has dramatically declined. Over the last year, $203 billion in new long-term municipal securities was issued, a decline of almost 25% compared to the same period a year earlier. For the six months ended April 30, 2000, approximately $90 billion in new tax-exempt bonds was underwritten, a decline of more than 25% compared to the same period in 1999. Although investors received over $30 billion in coupon payments, bond maturities and the proceeds from early bond redemptions, coupled with the highest municipal bond yields in three years, overall investor demand has diminished. Long-term municipal bond mutual funds have seen consistent outflows in recent months as the yields of individual securities have risen faster than those of larger, more diverse mutual funds. Over the last four months, tax-exempt mutual funds have had net redemptions of more than $8 billion. Also, the demand from property and casualty insurance companies has weakened as a result of the losses and anticipated losses incurred from a series of damaging storms across much of the eastern United States. Additionally, many institutional investors who have in recent years been attracted to the municipal bond market by historically attractive tax-exempt bond yield ratios of over 90% found other asset classes even more attractive. Even with a favorable supply position, tax-exempt municipal bond yields have underperformed their taxable counterparts.

Any significantly lower municipal bond yields are still likely to require weaker US employment growth and consumer spending. The actions taken in recent months by the Federal Reserve Board should eventually slow US economic growth. The recent declines in US home sales are perhaps the first sign that consumer spending is being slowed by higher interest rates. Until further signs develop, it is likely that the municipal bond market's current favorable technical position will dampen significant tax-exempt interest rate volatility and provide a stable environment for eventual improvement in municipal bond prices.

Portfolio Strategy

During the six-month period ended April 30, 2000, we continued our investment strategy of maintaining a fully invested position in seeking to enhance the level of tax-exempt income while decreasing the net asset value volatility of the Fund. We focused on purchasing premium couponed issues in the 6-year-10-year maturity range and the sale of long duration bonds. Because of the recent steepness in the tax-exempt yield curve, bonds in this maturity range capture approximately 95% or more of the yield available in the 11-year-15-year maturity range. This sector also provided the Fund with better downside protection with respect to recent market volatility.

Looking ahead, we expect to maintain our fully invested position in an effort to enhance shareholder income. Because tax-exempt bond yields are expected to remain in a narrow range, we do not anticipate making any consequential changes to the Fund, and we will continue to maintain our present investment strategy. If either the US economy or equity markets display any major weakness, we may adopt a more positive stance in order to enhance portfolio appreciation.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Municipal Intermediate Term Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and
Portfolio Manager


May 31, 2000


                                     2 & 3

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% thereafter to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*

======================================================================================================================
                                                                                          Ten Years/
                                                         6 Month         12 Month       Since Inception   Standardized
As of April 30, 2000                                  Total Return     Total Return      Total Return     30-Day Yield
======================================================================================================================
ML Municipal Intermediate Term Fund Class A Shares       +2.32%           -0.97%            +81.15%          4.52%
----------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class B Shares       +2.16            -1.18             +75.62           4.24
----------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class C Shares       +2.26            -1.19             +29.77           4.24
----------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class D Shares       +2.37            -0.97             +31.39           4.41
======================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Average Annual
Total Return

                                             % Return Without    % Return With
                                               Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/00                                +0.05%             -0.95%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                          +5.11              +4.90
--------------------------------------------------------------------------------
Ten Years Ended 3/31/00                           +6.13              +6.03
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                                 % Return           % Return
                                               Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/00                                -0.37%             -1.32%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                          +4.76              +4.76
--------------------------------------------------------------------------------
Ten Years Ended 3/31/00                           +5.80              +5.80
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return           % Return
                                               Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/00                                -0.38%             -1.33%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                          +4.75              +4.75
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/00              +5.02              +5.02
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without    % Return With
                                               Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/00                                -0.15%             -1.15%
--------------------------------------------------------------------------------
Five Years Ended 3/31/00                          +4.98              +4.77
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/00              +5.26              +5.06
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.


                                     4 & 5

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                        S&P        Moody's    Face
STATE                   Ratings    Ratings    Amount   Issue                                                     Value
=======================================================================================================================
Alabama--1.6%           A1         VMIG1+     $2,300   Columbia, Alabama, IDB, PCR, Refunding
                                                       (Alabama Power Company Project), VRDN, Series A,
                                                       5.40% due 5/01/2022 (a)                                 $  2,300
=======================================================================================================================
Alaska--1.6%            AAA        Aaa         2,250   Alaska Student Loan Corporation, Student Loan
                                                       Revenue Bonds, AMT, Series A, 5.65% due
                                                       7/01/2012 (b)                                              2,238
=======================================================================================================================
Arizona--1.4%           NR*        NR*         2,000   Mohave County, Arizona, IDA, IDR (North Star Steel
                                                       Company Project), AMT, 6.70% due 3/01/2020                 2,021
=======================================================================================================================
California--17.4%       AAA        Aaa         5,000   California Educational Facilities Authority, Revenue
                                                       Refunding Bonds (Santa Clara University), 5.75% due
                                                       9/01/2006 (c)(g)                                           5,325
                        BBB+       Baa1        6,000   California Statewide Communities Development
                                                       Authority, COP (Catholic Healthcare West), 6%
                                                       due 7/01/2009                                              5,905
                        A+         Aa3         2,500   Los Angeles, California, Department of Water and
                                                       Power, Electric Plant Revenue Refunding Bonds,
                                                       5.90% due 2/15/2015                                        2,538
                        AAA        Aaa         1,500   M-S-R Public Power Agency, California, Revenue
                                                       Bonds (San Juan Project), Series E, 6.50% due
                                                       7/01/2017 (c)                                              1,559
                        AAA        Aaa         4,000   Oxnard, California, Financing Authority, Solid
                                                       Waste Revenue Bonds, AMT, 5.75% due
                                                       5/01/2010 (b)                                              4,107
                        AAA        Aaa         5,000   Port Oakland, California, Revenue Bonds, AMT,
                                                       Series K, 5.75% due 11/01/2014 (d)                         5,084
=======================================================================================================================
Colorado--2.8%          AAA        Aaa         3,935   Denver, Colorado, City and County Airport
                                                       Revenue Refunding Bonds, AMT, Series C,
                                                       5.60% due 11/15/2011 (c)                                   3,951
=======================================================================================================================
District of             A1+        VMIG1+      1,300   District of Columbia, GO, General Fund Recovery,
Columbia--4.4%                                         VRDN, Series B-1, 6.10% due 6/01/2003 (a)                  1,300
                        AAA        Aaa         5,000   District of Columbia, GO, Refunding, Series B,
                                                       5.50% due 6/01/2013 (e)                                    4,954
=======================================================================================================================
Florida--2.4%           AAA        Aaa         2,000   Florida State Board of Education, Capital Outlay,
                                                       GO (Public Education), Series F,
                                                       6.0% due 6/01/2005 (g)                                     2,104
                        AA         VMIG1+      1,300   Hillsborough County, Florida, IDA, PCR, Refunding
                                                       (Tampa Electric Company Project), VRDN,
                                                       5.85% due 9/01/2025 (a)                                    1,300
=======================================================================================================================
Georgia--13.8%          AAA        Aaa         5,025   Atlanta, Georgia, Airport Revenue Refunding Bonds,
                                                       Series A, 5.75% due 1/01/2014 (d)                          5,123
                        A1         VMIG1+      4,800   Bartow County, Georgia, Development Authority,
                                                       PCR, Refunding (Georgia Power Company
                                                       Plant--Bowen Project), VRDN, 5.45% due
                                                       3/01/2024 (a)                                              4,800
                        A1         VMIG1+      2,200   Burke County, Georgia, Development Authority,
                                                       PCR (Georgia Power Company Plant--Vogtle Project),
                                                       VRDN, Third Series, 6.10% due 7/01/2024 (a)                2,200
                        AAA        Aaa         7,000   Georgia State, GO, Series D, 5.80% due 11/01/2007          7,316
=======================================================================================================================
Hawaii--3.7%            AAA        Aaa         5,000   Hawaii State, GO, Refunding, Series CO, 6% due
                                                       3/01/2009 (d)                                              5,244
=======================================================================================================================
Louisiana--0.7%         A1+        VMIG1+      1,000   Louisiana State Offshore Terminal Authority,
                                                       Deepwater Port Revenue Refunding Bonds
                                                       (1st Stage A--Loop Inc.), VRDN, 5.85% due
                                                       9/01/2008 (a)                                              1,000
=======================================================================================================================
Maine--1.8%             NR*        A           2,535   Maine Educational Loan Marketing Corporation,
                                                       Student Loan Revenue Refunding Bonds, AMT,
                                                       6.90% due 11/01/2003                                       2,588
=======================================================================================================================
Massachusetts--2.1%     BB+        Baa3        3,000   Massachusetts State Port Authority Revenue Bonds
                                                       (United Airlines, Inc.), AMT, Series 1999A,
                                                       5.75% due 10/01/2029                                       2,979
=======================================================================================================================
Michigan--0.7%          NR*        A           1,000   Michigan Higher Education, Student Loan Revenue
                                                       Bonds, AMT, Series XIV-A, 6.75% due 10/01/2006             1,027
=======================================================================================================================
New Hampshire--2.5%     A          Baa3        3,580   Manchester, New Hampshire, Housing and
                                                       Redevelopment Authority Revenue Bonds, Series A,
                                                       6.05% due 1/01/2012                                        3,553
=======================================================================================================================
New Jersey--3.8%        AAA        Aaa         5,300   New Jersey State Turnpike Authority, Turnpike
                                                       Revenue Refunding Bonds, Series A,
                                                       5.50% due 1/01/2009 (c)                                    5,421
=======================================================================================================================
New York--12.8%         AA         Aa3         7,650   New York City, New York, City Transitional Finance
                                                       Authority, Revenue Refunding Bonds, Series C,
                                                       5.50% due 11/01/2009                                       7,786
                        AAA        NR*         5,000   New York State Dormitory Authority, Revenue
                                                       Refunding Bonds (State University Educational
                                                       Facilities), Series 1989, 6% due 5/15/2013 (c)             5,244
                        AAA        Aaa         5,000   Triborough Bridge and Tunnel Authority, New York
                                                       Special Obligation Revenue Refunding Bonds,
                                                       Series A, 6% due 1/01/2019 (c)                             5,007
=======================================================================================================================
North Carolina--2.9%                                   North Carolina Eastern Municipal Power Agency,
                                                       Power System Revenue Bonds, Series D:
                        BBB        Baa3        2,350     6% due 1/01/2009                                         2,348
                        BBB        Baa3        1,000     6.45% due 1/01/2014                                      1,008
                                                       Raleigh Durham, North Carolina, Airport Authority,
                                                       Special Facility Revenue Refunding Bonds
                                                       (American Airlines Inc.), VRDN (a):
                        A1+        NR*           200     Series A, 6.10% due 11/01/2015                             200
                        A1+        NR*           550     Series B, 6.10% due 11/01/2015                             550
=======================================================================================================================
Oregon--7.6%            AAA        Aaa         5,475   Oregon State Department of Administrative Services,
                                                       COP, Series A, 5.75% due 5/01/2011 (b)                     5,674
                        AAA        Aaa         5,000   Oregon State Department of Administrative Services,
                                                       Lottery Revenue Bonds, Series B,
                                                       5.75% due 4/01/2013 (e)                                    5,125
=======================================================================================================================
Pennsylvania--2.7%      A1+        NR*         3,800   Schuylkill County, Pennsylvania, IDA, Resource
                                                       Recovery Revenue Refunding Bonds (Northeastern Power
                                                       Company), VRDN, Series A, 5.85% due 12/01/2022 (a)         3,800
=======================================================================================================================

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
HDA     Housing Development Authority
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
RITES   Residual Interest Tax-Exempt Securities
VRDN    Variable Rate Demand Notes


                                     6 & 7

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                        S&P        Moody's    Face
STATE                   Ratings    Ratings    Amount   Issue                                                     Value
=======================================================================================================================
Texas--0.9%             A1+        NR*        $1,300   Harris County, Texas, Health Facilities Development
                                                       Corporation, Hospital Revenue Refunding
                                                       Bonds (Methodist Hospital), VRDN, 5.40% due
                                                       12/01/2025 (a)                                          $  1,300
=======================================================================================================================
Virginia--1.0%          AA+        Aa1         1,365   Virginia State, HDA, Commonwealth Mortgage
                                                       Revenue Bonds, Series J, Sub-Series J-2,
                                                       6.45% due 1/01/2010                                        1,426
=======================================================================================================================
Washington--11.2%       AA         Aa2         5,000   Seattle, Washington, Municipal Light and Power
                                                       Revenue Bonds, 6% due 10/01/2012                           5,216
                        AA+        Aa1         5,000   Washington State, GO, Series B, 6% due 1/01/2012           5,212
                        AAA        Aaa         5,250   Washington State Public Power Supply System,
                                                       Revenue Refunding Bonds (Nuclear Project No. 3),
                                                       Series A, 5.50% due 7/01/2007 (b)                          5,305
=======================================================================================================================
Wisconsin--0.3%         AA         Aa2           335   Wisconsin Housing and Economic Development
                                                       Authority, Home Ownership Revenue Refunding
                                                       Bonds, AMT, Series F, 7.40% due 7/01/2013                    347
=======================================================================================================================
Wyoming--1.7%           A1+        NR*         2,400   Lincoln County, Wyoming, PCR (Exxon Project),
                                                       VRDN, 6.05% due 8/01/2015 (a)                              2,400
=======================================================================================================================
Puerto Rico--2.8%       A          Baa1        3,950   Puerto Rico Commonwealth Highway and Transportation
                                                       Authority, Highway Revenue Refunding
                                                       Bonds, RITES, Series X, 5.697% due 7/01/2005 (f)           3,985
=======================================================================================================================
                          Total Investments (Cost--$147,602)--104.6%                                            147,870
                          Liabilities in Excess of Other Assets--(4.6%)                                          (6,527)
                                                                                                               --------
                          Net Assets--100.0%                                                                   $141,343
                                                                                                               ========
=======================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 2000.
(b)   AMBAC Insured.
(c)   MBIA Insured.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 2000.
(g)   Prerefunded.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                As of April 30, 2000
============================================================================================================================
Assets:         Investments, at value (identified cost--$147,602,264) ...................                       $147,870,214
                Cash ....................................................................                            154,610
                Receivables:
                  Interest ..............................................................   $ 1,949,596
                  Beneficial interest sold ..............................................       244,788            2,194,384
                                                                                            -----------
                Prepaid registration fees and other assets ..............................                             59,021
                                                                                                                ------------
                Total assets ............................................................                        150,278,229
                                                                                                                ------------
============================================================================================================================
Liabilities:    Payables:
                  Securities purchased ..................................................     7,899,306
                  Beneficial interest redeemed ..........................................       705,223
                  Dividends to shareholders .............................................       105,958
                  Investment adviser ....................................................        61,019
                  Distributor ...........................................................        16,119            8,787,625
                                                                                            -----------
                Accrued expenses and other liabilities ..................................                            147,984
                                                                                                                ------------
                Total liabilities .......................................................                          8,935,609
                                                                                                                ------------
============================================================================================================================
Net Assets:     Net assets ..............................................................                       $141,342,620
                                                                                                                ============
============================================================================================================================
Net Assets      Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:     number of shares authorized .............................................                       $    510,055
                Class B Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized .............................................                            530,600
                Class C Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized .............................................                             40,174
                Class D Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized .............................................                            367,545
                Paid-in capital in excess of par ........................................                        143,014,114
                Accumulated realized capital losses on investments--net .................                           (982,298)
                Accumulated distributions in excess of realized capital gains on
                investments--net ........................................................                         (2,405,520)
                Unrealized appreciation on investments--net .............................                            267,950
                                                                                                                ------------
                Net assets ..............................................................                       $141,342,620
                                                                                                                ============
============================================================================================================================
Net Asset       Class A--Based on net assets of $49,782,260 and 5,100,550 shares
Value:          of beneficial interest outstanding ......................................                       $       9.76
                                                                                                                ============
                Class B--Based on net assets of $51,781,678 and 5,306,004 shares
                of beneficial interest outstanding ......................................                       $       9.76
                                                                                                                ============
                Class C--Based on net assets of $3,919,051 and 401,744 shares of
                beneficial interest outstanding .........................................                       $       9.76
                                                                                                                ============
                Class D--Based on net assets of $35,859,631 and 3,675,447 shares
                of beneficial interest outstanding ......................................                       $       9.76
                                                                                                                ============
============================================================================================================================

                See Notes to Financial Statements.


                                     8 & 9

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

STATEMENT OF OPERATIONS

                   For the Six Months Ended April 30, 2000
================================================================================================================
Investment         Interest and amortization of premium and discount earned ......                   $ 3,833,376
Income:
================================================================================================================
Expenses:          Investment advisory fees ......................................   $ 402,431
                   Account maintenance and distribution fees--Class B ............      79,377
                   Registration fees .............................................      45,597
                   Professional fees .............................................      36,292
                   Accounting services ...........................................      26,122
                   Transfer agent fees--Class B ..................................      25,589
                   Transfer agent fees--Class A ..................................      21,482
                   Account maintenance fees--Class D .............................      18,610
                   Transfer agent fees--Class D ..................................      15,220
                   Printing and shareholder reports ..............................      13,677
                   Custodian fees ................................................       8,064
                   Account maintenance and distribution fees--Class C ............       5,443
                   Trustees' fees and expenses ...................................       4,947
                   Pricing fees ..................................................       4,194
                   Transfer agent fees--Class C ..................................       1,888
                   Other .........................................................       4,608
                                                                                     ---------
                   Total expenses ................................................                       713,541
                                                                                                     -----------
                   Investment income--net ........................................                     3,119,835
                                                                                                     -----------
================================================================================================================
Realized &         Realized loss on investments--net .............................                      (982,298)
Unrealized         Change in unrealized appreciation/depreciation on
Gain (Loss) on       investments--net ............................................                     1,291,957
Investments--Net:                                                                                    -----------
                   Net Increase in Net Assets Resulting from Operations ..........                   $ 3,429,494
                                                                                                     ===========
================================================================================================================

                   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Six             For the
                                                                                       Months Ended          Year Ended
                                                                                         April 30,           October 31,
                      Increase (Decrease) in Net Assets:                                   2000                  1999
========================================================================================================================
Operations:           Investment income--net ......................................    $  3,119,835         $  7,030,037
                      Realized loss on investments--net ...........................        (982,298)          (2,049,930)
                      Change in unrealized appreciation/depreciation on
                        investments--net ..........................................       1,291,957           (9,040,599)
                                                                                       ------------         ------------
                      Net increase (decrease) in net assets resulting from
                        operations ................................................       3,429,494           (4,060,492)
                                                                                       ------------         ------------
========================================================================================================================
Dividends &           Investment income--net:
Distributions to        Class A ...................................................      (1,159,263)          (2,740,214)
Shareholders:           Class B ...................................................      (1,084,133)          (2,391,903)
                        Class C ...................................................         (74,268)            (143,019)
                        Class D ...................................................        (802,171)          (1,754,901)
                      Realized gain on investments--net:
                        Class A ...................................................              --             (730,036)
                        Class B ...................................................              --             (725,291)
                        Class C ...................................................              --              (47,080)
                        Class D ...................................................              --             (491,912)
                      In excess of realized gain on investments--net:
                        Class A ...................................................              --             (880,561)
                        Class B ...................................................              --             (874,836)
                        Class C ...................................................              --              (56,786)
                        Class D ...................................................              --             (593,337)
                                                                                       ------------         ------------
                      Net decrease in net assets resulting from dividends and
                        distributions to shareholders .............................      (3,119,835)         (11,429,876)
                                                                                       ------------         ------------
========================================================================================================================
Beneficial Interest   Net decrease in net assets derived from beneficial interest
Transactions:           transactions ..............................................     (14,325,891)         (31,592,836)
                                                                                       ------------         ------------
========================================================================================================================
Net Assets:           Total decrease in net assets ................................     (14,016,232)         (47,083,204)
                      Beginning of period .........................................     155,358,852          202,442,056
                                                                                       ------------         ------------
                      End of period ...............................................    $141,342,620         $155,358,852
                                                                                       ============         ============
========================================================================================================================

                      See Notes to Financial Statements.


                                    10 & 11

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                                                                          --------------------------------------------------------
              The following per share data and ratios have been derived   For the Six
              from information provided in the financial statements.      Months Ended        For the Year Ended October 31,
                                                                            April 30,   ------------------------------------------
              Increase (Decrease) in Net Asset Value:                         2000       1999         1998      1997        1996
==================================================================================================================================
Per Share     Net asset value, beginning of period .....................    $   9.75    $  10.60    $  10.23   $   9.94   $  10.00
Operating                                                                   --------    --------    --------   --------   --------
Performance:  Investment income--net ...................................         .21         .40         .43        .45        .48
              Realized and unrealized gain (loss) on investments--net ..         .01        (.62)        .37        .29       (.06)
                                                                            --------    --------    --------   --------   --------
              Total from investment operations .........................         .22        (.22)        .80        .74        .42
                                                                            --------    --------    --------   --------   --------
              Less dividends and distributions:
                Investment income--net .................................        (.21)       (.40)       (.43)      (.45)      (.48)
                Realized gain on investments--net ......................          --        (.10)         --         --         --
                In excess of realized gain on investments--net .........          --        (.13)         --         --         --
                                                                            --------    --------    --------   --------   --------
              Total dividends and distributions ........................        (.21)       (.63)       (.43)      (.45)      (.48)
                                                                            --------    --------    --------   --------   --------
              Net asset value, end of period ...........................    $   9.76    $   9.75    $  10.60   $  10.23   $   9.94
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Total         Based on net asset value per share .......................        2.32%+     (2.16%)      8.00%      7.59%      4.27%
Investment                                                                  ========    ========    ========   ========   ========
Return:**
==================================================================================================================================
Ratios to     Expenses .................................................         .83%*       .80%        .74%       .79%       .81%
Average                                                                     ========    ========    ========   ========   ========
Net Assets:   Investment income--net ...................................        4.40%*      3.97%       4.17%      4.40%      4.79%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Supplemental  Net assets, end of period (in thousands) .................    $ 49,782    $ 58,635    $ 73,769   $ 71,684   $ 30,353
Data:                                                                       ========    ========    ========   ========   ========
              Portfolio turnover .......................................      123.48%     159.37%     174.64%    167.41%    146.82%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================

                                                                                                   Class B
                                                                          --------------------------------------------------------
              The following per share data and ratios have been derived   For the Six
              from information provided in the financial statements.      Months Ended        For the Year Ended October 31,
                                                                            April 30,   ------------------------------------------
              Increase (Decrease) in Net Asset Value:                         2000       1999         1998      1997        1996
==================================================================================================================================
Per Share     Net asset value, beginning of period .....................    $   9.75    $  10.60    $  10.23   $   9.93   $  10.00
Operating                                                                   --------    --------    --------   --------   --------
Performance:  Investment income--net ...................................         .20         .37         .40        .41        .44
              Realized and unrealized gain (loss) on investments--net ..         .01        (.62)        .37        .30       (.07)
                                                                            --------    --------    --------   --------   --------
              Total from investment operations .........................         .21        (.25)        .77        .71        .37
                                                                            --------    --------    --------   --------   --------
              Less dividends and distributions:
                Investment income--net .................................        (.20)       (.37)       (.40)      (.41)      (.44)
                Realized gain on investments--net ......................          --        (.10)         --         --         --
                In excess of realized gain on investments--net .........          --        (.13)         --         --         --
                                                                            --------    --------    --------   --------   --------
              Total dividends and distributions ........................        (.20)       (.60)       (.40)      (.41)      (.44)
                                                                            --------    --------    --------   --------   --------
              Net asset value, end of period ...........................    $   9.76    $   9.75    $  10.60   $  10.23   $   9.93
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Total         Based on net asset value per share .......................        2.16%+     (2.46%)      7.67%      7.35%      3.84%
Investment                                                                  ========    ========    ========   ========   ========
Return:**
==================================================================================================================================
Ratios to     Expenses .................................................        1.14%*      1.11%       1.06%      1.11%      1.13%
Average                                                                     ========    ========    ========   ========   ========
Net Assets:   Investment income--net ...................................        4.09%*      3.65%       3.86%      4.13%      4.47%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Supplemental  Net assets, end of period (in thousands) .................    $ 51,782    $ 54,559    $ 75,688   $ 94,552   $169,441
Data:                                                                       ========    ========    ========   ========   ========
              Portfolio turnover .......................................      123.48%     159.37%     174.64%    167.41%    146.82%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================

                                                                                                   Class C
                                                                          --------------------------------------------------------
              The following per share data and ratios have been derived   For the Six
              from information provided in the financial statements.      Months Ended        For the Year Ended October 31,
                                                                            April 30,   ------------------------------------------
              Increase (Decrease) in Net Asset Value:                         2000       1999         1998      1997        1996
==================================================================================================================================
Per Share     Net asset value, beginning of period .....................    $   9.74    $  10.60    $  10.23   $   9.93   $  10.00
Operating                                                                   --------    --------    --------   --------   --------
Performance:  Investment income--net ...................................         .20         .37         .40        .41        .44
              Realized and unrealized gain (loss) on investments--net ..         .02        (.63)        .37        .30       (.07)
                                                                            --------    --------    --------   --------   --------
              Total from investment operations .........................         .22        (.26)        .77        .71        .37
                                                                            --------    --------    --------   --------   --------
              Less dividends and distributions:
                Investment income--net .................................        (.20)       (.37)       (.40)      (.41)      (.44)
                Realized gain on investments--net ......................          --        (.10)         --         --         --
                In excess of realized gain on investments--net .........          --        (.13)         --         --         --
                                                                            --------    --------    --------   --------   --------
              Total dividends and distributions ........................        (.20)       (.60)       (.40)      (.41)      (.44)
                                                                            --------    --------    --------   --------   --------
              Net asset value, end of period ...........................    $   9.76    $   9.74    $  10.60   $  10.23   $   9.93
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Total         Based on net asset value per share .......................        2.26%+     (2.58%)      7.65%      7.34%      3.82%
Investment                                                                  ========    ========    ========   ========   ========
Return:**
==================================================================================================================================
Ratios to     Expenses .................................................        1.15%*      1.12%       1.07%      1.13%      1.15%
Average                                                                     ========    ========    ========   ========   ========
Net Assets:   Investment income--net ...................................        4.08%*      3.64%       3.85%      4.10%      4.44%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Supplemental  Net assets, end of period (in thousands) .................    $  3,919    $  3,275    $  5,116   $  6,110   $  8,313
Data:                                                                       ========    ========    ========   ========   ========
              Portfolio turnover .......................................      123.48%     159.37%     174.64%    167.41%    146.82%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================

              *     Annualized.
              **    Total investment returns exclude the effects of sales
                    charges.
              +     Aggregate total investment return.

                    See Notes to Financial Statements.


                                    12 & 13

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class D
                                                                          --------------------------------------------------------
              The following per share data and ratios have been derived   For the Six
              from information provided in the financial statements.      Months Ended          For the Year Ended October 31,
                                                                            April 30,   ------------------------------------------
              Increase (Decrease) in Net Asset Value:                         2000       1999         1998      1997        1996
==================================================================================================================================
Per Share     Net asset value, beginning of period .....................    $   9.74    $  10.60    $  10.23   $   9.94   $  10.00
Operating                                                                   --------    --------    --------   --------   --------
Performance:  Investment income--net ...................................         .21         .39         .42        .44        .47
              Realized and unrealized gain (loss) on investments--net ..         .02        (.63)        .37        .29       (.06)
                                                                            --------    --------    --------   --------   --------
              Total from investment operations .........................         .23        (.24)        .79        .73        .41
                                                                            --------    --------    --------   --------   --------
              Less dividends and distributions:
                Investment income--net .................................        (.21)       (.39)       (.42)      (.44)      (.47)
                Realized gain on investments--net ......................          --        (.10)         --         --         --
                In excess of realized gain on investments--net .........          --        (.13)         --         --         --
                                                                            --------    --------    --------   --------   --------
              Total dividends and distributions ........................        (.21)       (.62)       (.42)      (.44)      (.47)
                                                                            --------    --------    --------   --------   --------
              Net asset value, end of period ...........................    $   9.76    $   9.74    $  10.60   $  10.23   $   9.94
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Total         Based on net asset value per share .......................        2.37%+     (2.35%)      7.90%      7.48%      4.17%
Investment                                                                  ========    ========    ========   ========   ========
Return:**
==================================================================================================================================
Ratios to     Expenses .................................................         .93%*       .90%        .84%       .89%       .91%
Average                                                                     ========    ========    ========   ========   ========
Net Assets:   Investment income--net ...................................        4.30%*      3.87%       4.07%      4.31%      4.68%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================
Supplemental  Net assets, end of period (in thousands) .................    $ 35,860    $ 38,890    $ 47,869   $ 47,809   $  8,375
Data:                                                                       ========    ========    ========   ========   ========
              Portfolio turnover .......................................      123.48%     159.37%     174.64%    167.41%    146.82%
                                                                            ========    ========    ========   ========   ========
==================================================================================================================================

              *     Annualized.
              **    Total investment returns exclude the effects of sales
                    charges.
              +     Aggregate total investment return.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Municipal Intermediate Term Fund (the "Fund") is presently the only series of Merrill Lynch Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained by the Fund's pricing service from one or more dealers that make markets in the securities. Financial futures contracts, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Options on financial futures contracts on US Government securities, which are traded on exchanges, are valued at their last bid price in the case of options purchased and their last asked price in the case of options written. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                                    14 & 15

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to timing differences in book/tax recognition of realized losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .55% on the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                Account            Distribution
                                            Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class B .................................        .20%                  .10%
Class C .................................        .20%                  .10%
Class D .................................        .10%                   --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                          MLFD            MLPF&S
--------------------------------------------------------------------------------
Class A ...........................................       $  5            $  68
Class D ...........................................       $ 68            $ 610
--------------------------------------------------------------------------------

For the six months ended April 30, 2000, MLPF&S received contingent deferred sales charges of $11,870 and $3 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2000, were $167,857,260 and $183,926,685, respectively.

Net realized losses for the six months ended April 30, 2000 and net unrealized gains as of April 30, 2000, were as follows:

--------------------------------------------------------------------------------
                                                      Realized       Unrealized
                                                       Losses           Gains
--------------------------------------------------------------------------------
Long-term investments ..........................    $  (982,298)     $   267,950
                                                    -----------      -----------
Total ..........................................    $  (982,298)     $   267,950
                                                    ===========      ===========
--------------------------------------------------------------------------------

As of April 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $267,950, of which $727,821 related to appreciated securities and $459,871 related to depreciated securities. The aggregate cost of investments at April 30, 2000 for Federal income tax purposes was $147,602,264.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $14,325,891 and $31,592,836 for the six months ended April 30, 2000 and for the year ended October 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended April 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            699,214        $  6,828,991
Shares issued to shareholders
in reinvestment of dividends ...........             81,708             799,748
                                                -----------        ------------
Total issued ...........................            780,922           7,628,739
Shares redeemed ........................         (1,695,417)        (16,615,274)
                                                -----------        ------------
Net decrease ...........................           (914,495)       $ (8,986,535)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 1999                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,712,913        $ 17,636,576
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            306,689           3,143,960
                                                -----------        ------------
Total issued ...........................          2,019,602          20,780,536
Shares redeemed ........................         (2,961,472)        (30,092,122)
                                                -----------        ------------
Net decrease ...........................           (941,870)       $ (9,311,586)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended April 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,054,714        $ 10,271,100
Shares issued to shareholders
in reinvestment of dividends ...........             70,436             689,545
                                                -----------        ------------
Total issued ...........................          1,125,150          10,960,645
Automatic conversion of shares .........            (99,549)           (974,346)
Shares redeemed ........................         (1,317,130)        (12,878,596)
                                                -----------        ------------
Net decrease ...........................           (291,529)       $ (2,892,297)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 1999                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            802,474        $  8,254,703
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            254,818           2,615,325
                                                -----------        ------------
Total issued ...........................          1,057,292          10,870,028
Automatic conversion of shares .........           (137,966)         (1,398,296)
Shares redeemed ........................         (2,460,606)        (25,100,577)
                                                -----------        ------------
Net decrease ...........................         (1,541,280)       $(15,628,845)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended April 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          196,268        $  1,914,748
Shares issued to shareholders
in reinvestment of dividends .............            6,332              61,978
                                                -----------        ------------
Total issued .............................          202,600           1,976,726
Shares redeemed ..........................         (137,022)         (1,343,786)
                                                -----------        ------------
Net increase .............................           65,578        $    632,940
                                                ===========        ============
--------------------------------------------------------------------------------


                                    16 & 17

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 1999                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           92,988        $    942,941
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           18,330             188,016
                                                -----------        ------------
Total issued .............................          111,318           1,130,957
Shares redeemed ..........................         (257,964)         (2,639,330)
                                                -----------        ------------
Net decrease .............................         (146,646)       $ (1,508,373)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended April 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          395,191        $  3,875,728
Shares issued to shareholders
in reinvestment of dividends .............           40,251             393,815
Automatic conversion of shares ...........           99,575             974,346
                                                -----------        ------------
Total issued .............................          535,017           5,243,889
Shares redeemed ..........................         (850,422)         (8,323,888)
                                                -----------        ------------
Net decrease .............................         (315,405)       $ (3,079,999)
                                                ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended October 31, 1999                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            489,473        $  5,089,465
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            131,541           1,348,494
Automatic conversion of shares .........            137,994           1,398,296
                                                -----------        ------------
Total issued ...........................            759,008           7,836,255
Shares redeemed ........................         (1,284,204)        (12,980,287)
                                                -----------        ------------
Net decrease ...........................           (525,196)       $ (5,144,032)
                                                ===========        ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 1999, the Fund had a net capital loss carryforward of approximately $2,210,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Municipal
Intermediate Term Fund
Merrill Lynch Municipal
Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10437--4/00


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